Quarterly Financial Data (unaudited) (Notes)	12 Months Ended
Jun. 30, 2014
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information [Text Block]
Quarterly Financial Data (unaudited)

Year Ended June 30, 2014	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Revenue	$275,089	$370,807	$286,185	$338,156
Cost of revenue	95,790	120,789	100,903	133,611
Net income attributable to Cimpress N.V.	412	40,875	1,375	1,034
Net income per share attributable to Cimpress N.V.:
Basic	$0.01	$1.24	$0.04	$0.03
Diluted	$0.01	$1.18	$0.04	$0.03

Year Ended June 30, 2013	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Revenue	$251,416	$348,312	$287,684	$280,066
Cost of revenue	88,027	114,150	99,107	99,009
Net income (loss) attributable to Cimpress N.V.	(1,696)	22,960	5,866	2,305
Net income (loss) per share attributable to Cimpress N.V.:
Basic	$(0.05)	$0.69	$0.18	$0.07
Diluted	$(0.05)	$0.66	$0.17	$0.07

Basic and diluted net income (loss) per share attributable to Cimpress N.V. are computed independently for each of the quarters presented. Therefore, the sum of quarterly basic and diluted per share information may not equal annual basic and diluted net income per share.